Profit appropriation and restricted net assets - Condensed Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in/(provided by) operating activities	¥ (676,063)	$ (106,091)	¥ 719,243	¥ 397,933
Placement of time deposits	(326,346)	(51,211)	(789,331)	(443,454)
Withdrawal of time deposits	1,064,953	167,114	144,991	351,281
Net cash provided by/(used in) investing activities	633,930	99,479	(734,271)	(412,910)
Share repurchase program	(20,346)	(3,193)	(23,116)	(6,011)
Proceeds from exercise of stock options	5,120	803	10,330	4,334
Proceeds from issuance of stock, net of offering expenses			39,942
Net cash provided by (used in) financing activities	(15,226)	(2,390)	10,789	(54,536)
Effect of exchange rate changes on cash and cash equivalents	(4,006)	(628)	(12,065)	(679)
Net increase /(decrease) in cash and cash equivalents	(61,365)	(9,630)	(16,304)	(70,192)
Cash and cash equivalents at the beginning of the year	326,647	51,258	342,951	413,143
Cash,cash equivalents and restricted cash at the end of the year	265,282	41,628	326,647	342,951
Condensed
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in/(provided by) operating activities	393	62	(14,977)	(6,718)
Placement of time deposits	(156,346)	(24,534)	(49,734)	(167,164)
Withdrawal of time deposits	197,212	30,947	48,635	169,412
Net cash provided by/(used in) investing activities	76,750	12,044	(1,099)	2,248
Share repurchase program	(20,346)	(3,193)	(23,116)	(6,011)
Proceeds from exercise of stock options	5,120	803	10,330	4,334
Proceeds from issuance of stock, net of offering expenses			39,942
Net cash provided by (used in) financing activities	(15,226)	(2,390)	27,156	(1,677)
Effect of exchange rate changes on cash and cash equivalents	(872)	(137)	(2,970)	114
Net increase /(decrease) in cash and cash equivalents	61,045	9,579	8,110	(6,033)
Cash and cash equivalents at the beginning of the year	15,077	2,366	6,967	13,000
Cash,cash equivalents and restricted cash at the end of the year	76,122	11,945	¥ 15,077	¥ 6,967
Condensed | Intra-Group entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) investing activities	¥ 35,884	$ 5,631